Deferred Revenue (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Deferred Revenue	$ 124,918	$ 0